Derivatives - Notional contract amounts and fair value of derivatives by product contract type (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 16,449,409	£ 16,911,913
Nominal contract amount of hedging instruments	76,879	56,726
Fair value of trading assets	£ 237,243	£ 304,602
Fair value of hedging assets	918	435
Fair value of derivative assets	174,116	225,238	[1]	£ 141,221
Fair value of trading liabilities	(234,386)	(297,790)
Fair value of hedging liabilities	(1,133)	(876)
Fair value of derivative liabilities	(171,474)	(218,867)	[1]	£ (139,368)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	64,045	79,799
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(64,045)	(79,799)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 6,601,151	£ 6,101,153
Nominal contract amount of hedging instruments	1,799	582
Fair value of trading assets	£ 68,197	£ 88,244
Fair value of hedging assets	62	2
Gross total fair values of derivative assets	68,259	88,246
Fair value of trading liabilities	(66,691)	(86,119)
Fair value of hedging liabilities	(17)	(57)
Gross total fair values of derivative liabilities	(66,708)	(86,176)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 9,113,678	£ 10,141,018
Nominal contract amount of hedging instruments	75,080	56,144
Fair value of trading assets	£ 154,860	£ 206,689
Fair value of hedging assets	856	433
Gross total fair values of derivative assets	155,716	207,122
Fair value of trading liabilities	(151,077)	(201,419)
Fair value of hedging liabilities	(1,116)	(819)
Gross total fair values of derivative liabilities	(152,193)	(202,238)
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 543,083	£ 465,626
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 11,503	£ 7,751
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	11,503	7,751
Fair value of trading liabilities	(13,937)	(8,175)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	(13,937)	(8,175)
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 115,062	£ 146,522
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 1,099	£ 865
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,099	865
Fair value of trading liabilities	(1,356)	(1,012)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	(1,356)	(1,012)
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	£ 76,435	£ 57,594
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	£ 1,584	£ 1,053
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	1,584	1,053
Fair value of trading liabilities	(1,325)	(1,065)
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	£ (1,325)	£ (1,065)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.